Business Combination - Additional Information (Details) - USD ($) $ in Millions	4 Months Ended
	Jun. 30, 2025	Apr. 15, 2025	Mar. 03, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Other liabilities	$ 81			$ 66
Eastern Grocer Sdn Bhd ("Everrise")
Disclosure of detailed information about business combination [line items]
Percentage of voting interests acquired			80.00%
Percentage of ownership that could be sold	20.00%
Other liabilities	$ 15
Eastern Grocer Sdn Bhd ("Everrise") | Minimum
Disclosure of detailed information about business combination [line items]
Period after acquisition in which non-controlling interest can sell their shareholding	3 years
Eastern Grocer Sdn Bhd ("Everrise") | Maximum
Disclosure of detailed information about business combination [line items]
Period after acquisition in which non-controlling interest can sell their shareholding	5 years
Validus Capital Pte Ltd ("Validus")
Disclosure of detailed information about business combination [line items]
Percentage of voting interests acquired		100.00%